Employee Benefits - Schedule of Contributions for the Next Years Funded with Éxito Group’s (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	$ 2,816	$ 2,973
2024 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s		342
2025 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	454	433
2026 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	305	288
2027 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	185	167
>2028 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	$ 1,872	$ 1,743